Lease obligation - Reconciliation of obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease obligation
Balance	$ 77,599
Additions		$ 114,588
Lease payments	(66,089)	(36,989)
Balance	11,510	77,599
Total lease obligations	11,510	77,599
Less: current portion	$ (11,510)	(66,090)
Non-current portion		$ 11,509